Other long-term investment (Tables)	12 Months Ended
Dec. 31, 2016
Other long-term investment [Abstract]
Schedule of Other Long-term Investment
As of December 31, 2015 and 2016, the other long-term investment accounted for at cost consisted of the following:

			December 31,
Cost method investee	Initial Cost	Ownership	2015
	US$		US$
Ruihao Rongtong	30,865,904	80%	30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648

			31,107,552

	Initial Cost	Ownership	December 31, 2016
	US$		US$
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648